Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Emerging Markets Equity Fund

(formerly AMG GW&K Trilogy Emerging Markets Equity Fund)

AMG GW&K Emerging Wealth Equity Fund

(formerly AMG GW&K Trilogy Emerging Wealth Equity Fund)

Supplement dated May 15, 2020 to the Prospectus, dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Emerging Markets Equity Fund and AMG GW&K Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

The sub-section titled “Principal Risks” in the “Summary of the Funds” section for each Fund is hereby revised to reflect that the Funds are subject to the following additional risk, which is hereby added after “Derivatives Risk”:

Geographic Focus Risk—to the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Greater China. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

In the sub-section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks,” “Market Risk” is hereby deleted and replaced with the following:

MARKET RISK

(Both Funds)

Market prices of investments held by a Fund may fall rapidly or unpredictably and will rise and fall due to economic, political, or market conditions or perceptions, government actions, geopolitical events, or in response to events that affect particular industries, geographies, or companies. The value of your investment could go up or down depending on market conditions and other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. A Fund’s performance may also be negatively impacted by the commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The sub-section titled “Additional Information About the Funds – Summary of the Funds’ Principal Risks” is hereby revised to reflect that the Funds are subject to the following additional risk:

GEOGRAPHIC FOCUS RISK

(Both Funds)

To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region. This may cause the Fund’s NAV to be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Greater China. The Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG GW&K Emerging Markets Equity Fund

(formerly AMG GW&K Trilogy Emerging Markets Equity Fund)

AMG GW&K Emerging Wealth Equity Fund

(formerly AMG GW&K Trilogy Emerging Wealth Equity Fund)

Supplement dated May 15, 2020 to the Statement of Additional Information, dated March 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Emerging Markets Equity Fund and AMG GW&K Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the SAI is hereby amended as follows:

The second paragraph of the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (2) Cash Equivalents – Short-Term Corporate Debt Securities” is hereby deleted.

The seventh paragraph of the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (7) Foreign Securities” is hereby deleted.

The following is hereby added at the end of the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (5) Emerging Market Securities”:

Greater China. A Fund may purchase or obtain investment exposure to renminbi-denominated securities traded on exchanges located in the People’s Republic of China (“PRC”), such as equity securities traded on the Shanghai Stock Exchange and the Shenzhen Stock Exchange (“China A-Shares”), through a variety of mutual market access programs (collectively, “China Connect”) that enable foreign investment in PRC exchange-traded securities via investments made in Hong Kong or other locations that may in the future have China Connect programs with the PRC. Examples of China Connect programs include the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect Program. The Fund may also invest in other investments including “H shares” of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange and other foreign exchanges.

China Stock Connect Programs. The risks noted here are in addition to the risks described above. There are significant risks inherent in investing in China A-Shares through China Connect. The China Connect programs are relatively new. There can be no assurance that China Connect programs will not be discontinued without advance notice or that future developments will not restrict or adversely affect a Fund’s investments or returns through China Connect. The less developed state of PRC’s investment and banking systems with respect to foreign investment subjects the settlement, clearing, and registration of China A-Shares transactions to heightened risks. China Connect program restrictions could also limit the ability of a Fund to sell its China A-Shares in a timely manner, or to sell them at all. For instance, China Connect programs involving Hong Kong can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, a Fund may not be able to dispose of its China A-Shares when it wants to in a timely manner, which could adversely affect the Fund’s performance or ability to meet its investment objective. A Fund’s investments in China A-Shares may only be traded through the relevant China Connect program and are not otherwise transferable.

Investments in eligible China A-Shares through China Connect programs are subject to trading, clearance and settlement procedures that could increase the risk of loss to a Fund and/or affect the Fund’s ability to effectively pursue its investment strategy, such as the prohibition on same day (turnaround) trading through

China Connect programs. If an account buys China A-Shares on day “T,” the investor will only be able to sell the securities on or after day T+1. China A-Shares currently eligible for trading under a China Connect program may also lose such designation. Further, all China A-Shares trades must be settled in renminbi (“RMB”), which requires a Fund to have timely access to a reliable supply of RMB in Hong Kong, which cannot be assured.

China Connect is subject to certain restrictions that create additional operational risks. Settlement of China A-Shares occurs on T+0, which could subject a Fund to additional risk of failed trades, errors, or penalties. Under certain arrangements, investment in China A-Shares through China Connect is available only through a single broker that is an affiliate of the Fund’s sub-custodian, which means that the Fund cannot trade through another broker even if it believes it could achieve better quality of execution by doing so. Additionally, China Connect is subject to daily quota limits on purchases of China A-Shares. Once the daily quota is reached, orders to purchase additional China A-Shares through China Connect will be rejected. Investment quotas are subject to change, and although the current quotas do not place limits on sales of China A-Shares through China Connect programs, there can be no guarantee that capital controls would not be implemented that could adversely affect a Fund’s ability to remove money out of China and use it for other purposes, including to meet redemptions.

China A-Shares purchased through a China Connect program are held through a nominee structure by a Hong Kong-based depository as nominee (the “Nominee”) on behalf of investors. Thus, a Fund’s investments will be registered on the books of the PRC clearinghouse in the name of a Hong Kong clearinghouse, and on the books of a Hong Kong clearinghouse in the name of the Fund’s Hong Kong sub-custodian, and may not be clearly designated as belonging to the Fund. The precise nature and rights of a Fund as the beneficial owner of China A-Shares through the Nominee is not well defined under PRC law and it is not yet clear how such rights will be recognized or enforced under PRC law. If PRC law does not fully recognize a Fund as the beneficial owner of its China A-Shares, this may limit the ability of the Subadviser to effectively manage the Fund. The use of the nominee system also exposes a Fund to the credit risk of its sub-custodian and the depository intermediaries, and to greater risk of expropriation. Different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares through China Connect programs, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure. Furthermore, the securities regimes and legal systems of the PRC and Hong Kong differ significantly from each other and issues may arise based on these differences. Loss of Hong Kong independence or legal distinctiveness, for example, related to the Hong Kong protests that started in 2019, could undermine significant benefits of the China Connect programs. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through China Connect programs, and thus could adversely impact the Funds investing through China Connect programs.

The following is hereby added as a new sub-section after the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – (20) Zero Coupon Securities”:

Additional Risks

Market Disruption and Geopolitical Risk

The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments.

The COVID-19 outbreak in 2020 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of a Fund’s investments, the Fund and your investment in the Fund.

Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund’s investments. At a referendum in June 2016, the United Kingdom (the “UK”) voted to leave the EU thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally notified the European Council of the UK’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a multi-year period of negotiations regarding the terms of the UK’s exit from the EU, which formally occurred on January 31, 2020. A transition period is taking place following the UK’s exit where the UK remains subject to EU rules but has no role in the EU law-making process. During this transition period, UK and EU representatives are negotiating the precise terms of their future relationship. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. Brexit may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of a Fund’s investments.

Many financial instruments use or may use a floating rate based on London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The transition away from or elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of a Fund that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. SOFR is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities. SOFR is intended to serve as a reference rate for U.S. dollar-based debt and derivatives and ultimately reduce the markets’ dependence on LIBOR. Proposals for alternative reference rates for other currencies, such as the Sterling Overnight Interbank Average Rate in the U.S., have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity of investments impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact a Fund’s investments, performance or financial condition, and may expose the Fund to additional tax, accounting and regulatory risks. The elimination of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting a Fund’s overall financial condition or results of operations. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has recently imposed tariffs on the other country’s products. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on the Funds are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated May 15, 2020 to the Prospectus, dated February 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Fund” section, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

In the sub-section titled “Additional Information About the Fund – Summary of the Fund’s Principal Risks,” “Market Risk” is hereby deleted and replaced with the following:

MARKET RISK

Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to economic, political, or market conditions or perceptions, government actions, geopolitical events, or in response to events that affect particular industries, geographies, or companies. The value of your investment could go up or down depending on market conditions and other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. Since foreign investments trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. The Fund’s performance may also be negatively impacted by the commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets.

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated May 15, 2020 to the Prospectus, dated February 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby amended as follows:

In the sub-section titled “Principal Risks” in the “Summary of the Fund” section, “Market Risk” is hereby deleted and replaced with the following:

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

In the sub-section titled “Additional Information About the Fund – Summary of the Fund’s Principal Risks,” “Market Risk” is hereby deleted and replaced with the following:

MARKET RISK

Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to economic, political, or market conditions or perceptions, government actions, geopolitical events, or in response to events that affect particular industries, geographies, or companies. The value of your investment could go up or down depending on market conditions and other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility. The Fund’s performance may also be negatively impacted by the commencement, continuation or ending of government policies and economic stimulus programs, changes in monetary policy, increases or decreases in interest rates, or other factors or events that affect the financial markets.

Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

AMG SouthernSun U.S. Equity Fund

Supplement dated May 15, 2020 to the Statement of Additional Information, dated February 1, 2020

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, the SAI is hereby amended as follows:

The second paragraph of the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – 16) Variable Rate Securities” is hereby deleted.

The seventh paragraph of the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – 8) Foreign Securities” is hereby deleted.

The following is hereby added as a new sub-section after the sub-section titled “Additional Investment Policies – Investment Techniques and Associated Risks – 18) Zero Coupon Securities”:

Additional Risks

Market Disruption and Geopolitical Risk

The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak in 2020, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments.

The COVID-19 outbreak in 2020 has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of a Fund’s investments, the Fund and your investment in the Fund.

Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund’s investments. At a referendum in June 2016, the United Kingdom (the “UK”) voted to leave the EU thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally notified the European Council of the UK’s intention to withdraw from the EU pursuant to Article 50 of the Treaty on European Union. This formal notification began a multi-year period of negotiations regarding the terms of the UK’s exit from the EU, which formally occurred on January 31, 2020. A transition period is taking place following the UK’s exit where the UK remains subject to EU rules but has no role in the EU law-making process. During this transition period, UK and EU representatives are negotiating the precise terms of their future relationship. There is still considerable uncertainty relating to the potential consequences associated with the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the UK’s exit will increase the likelihood of other countries also departing the EU. Brexit may have a significant impact on the UK, Europe, and global economies, which may result in increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of a Fund’s investments.

Many financial instruments use or may use a floating rate based on London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The transition away from or elimination of LIBOR may adversely affect the interest rates on, and liquidity and value of, certain assets and liabilities of a Fund that are tied to LIBOR. These may include bank loans, floating rate securities, structured securities (including asset-backed and mortgage-backed securities), other debt securities, derivatives, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. SOFR is a broad measure of the cost of overnight borrowing of cash collateralized by Treasury securities. SOFR is intended to serve as a reference rate for U.S. dollar-based debt and derivatives and ultimately reduce the markets’ dependence on LIBOR. Proposals for alternative reference rates for other currencies, such as the Sterling Overnight Interbank Average Rate in the U.S., have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity of investments impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending, among other things, on (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. The Subadviser may have discretion to determine a successor or substitute reference rate, including any price or other adjustments to account for differences between the successor or substitute reference rate and previous rate. Such successor or substitute reference rate and any adjustments selected may negatively impact a Fund’s investments, performance or financial condition, and may expose the Fund to additional tax, accounting and regulatory risks. The elimination of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting a Fund’s overall financial condition or results of operations. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the further escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, as each country has recently imposed tariffs on the other country’s products. In January 2020, the U.S. and China signed a “Phase 1” trade agreement that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. Events such as these and their impact on the Funds are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.

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